Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 641		$ 802		$ 876
Charged to expenses	993		972		1,026
Charged to other Accounts	162	[1],[2]	113	[1],[2]	139	[1],[2]
Deductions	1,151	[3],[4]	1,246	[3],[4]	1,239	[3],[4]
Balance at End of Period	645		641		802
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	2,041		2,376		3,421
Charged to expenses	235		120		108
Charged to other Accounts	30	[1],[2]	38	[1],[2]	25	[1],[2]
Deductions	710	[3],[4]	493	[3],[4]	1,178	[3],[4]
Balance at End of Period	$ 1,596		$ 2,041		$ 2,376

[1]	Allowance for Uncollectible Accounts Receivable primarily includes amounts previously written off which were credited directly to this account when recovered.
[2]	Valuation Allowance for Deferred Tax Assets includes current year increase to valuation allowance charged to equity and reclassifications from other balance sheet accounts.
[3]	Amounts written off as uncollectible or transferred to other accounts or utilized.
[4]	Reductions to valuation allowances related to deferred tax assets.